Unaudited Interim Condensed Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of cash flows [abstract]
Interest paid on lease liability	€ 0.2	€ 0.2